OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
9.	OTHER NON-CURRENT ASSETS

The Group invests in films and TV Series, which are produced by other third parties, and shares profit of the invested films and TV Series based on its investment as a percentage of the total investment for a film or TV Series.

Amounts related to the investments in films and TV Series that are expected to receive investment returns within one year after year end are recorded as other current assets (Note 7), otherwise are recorded as other non-current assets. The investments of $661 and $6,128 were recorded as other non-current assets for the years ended December 31, 2013 and 2014, respectively.

The Group also entered into agreements with other investors to invest together on certain film or TV Series, which are produced by third parties, and share the profit of the invested films and TV Series proportionally based on their investments. The Group received the investment from other investors, and recorded it as other non-current liabilities amounted to $1,257 as of December 31, 2014 due to the long-term of expected investment returns.